Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) (Details) - USD ($)	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Unaudited) [Abstract]
Change in fair value of forward purchase agreement	$ (3,268,581)		$ 5,190,631	$ 349,189	$ 5,190,631	$ (561,099)